Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Movement of Valuation Allowances [Roll Forward]
At the beginning of the year	$ 548	$ 567	$ 612
Current year (reduction) addition	120	(19)	(45)
At the end of the year	$ 668	$ 548	$ 567